Significant Accounting Policies - Concentrations and Risks (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2023 item customer	Jun. 30, 2022 item customer	Dec. 31, 2022 customer
Number of advertising and promotional service providers that accounted for more than 10% of the Group's advertising and promotional service | item	1	3
Number of customer	3	0	3
Customer One
Number of customer	1
Customer Concentration Risk Member | Accounts receivable | Customer Three
Concentration risk (as a percent)	69.00%		76.00%
Customer Concentration Risk Member | Revenue From Contract With Customer Member | Customer One
Concentration risk (as a percent)	17.00%